Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in loans at amortized cost and other assets [Abstract]
Recovery of loans and advances uncollected amount written off.	₩ 10,613,730	₩ 10,436,407